Stockholders' Equity	12 Months Ended
Dec. 29, 2016
Stockholders' Equity
Stockholders' Equity

8. Stockholders' Equity

Common Stock

              The Company has three classes of common stock: Class A, Class B, and Class C. The holders of Class A common stock, Class B common stock and Class C common stock are entitled to share equally, on a per share basis, in dividends or other distributions. Class A common stockholders are entitled to one vote per share held. Class B and Class C common stockholders have no voting rights, except as otherwise provided by law. In the event of the voluntary liquidation or dissolution of the Company, each class of stock will share equally, on a per share basis, in all the assets of the Company that are available for distribution to stockholders. A shareholders agreement restricts the terms and conditions under which the shares held by the parties to the shareholders agreement may be sold or transferred.

Conversion Features

              In the event of an initial public offering that yields gross proceeds of at least $75.0 million and has a public offering price per share of at least $1,000 per share, as adjusted by dividends or other distributions (which has been adjusted to $916 as a result of the dividend paid in connection with the 2013 Refinancing), all of the shares of Class B common stock will convert to the same number of Class A common stock, without any action of the holder. The shares of Class C common stock held by individuals other than FS Equity Partners VI, L. P., FS Affiliates VI, L.P. or their affiliated persons shall convert automatically to shares of Class A common stock, without any action on their part. Shares of Class C common stock may be converted, upon the election of holders of such shares of Class C common stock, into the same number of shares of Class A common stock under certain circumstances as provided in the Company's certificate of incorporation.

Stock Options

              The Company accounts for stock-based compensation pursuant to relevant authoritative guidance, which requires measurement of compensation cost for all stock awards at fair value on the date of grant and recognition of compensation, net of estimated forfeitures, over the requisite service period for awards expected to vest.

              On January 13, 2011, the Company adopted the 2011 Stock Option Plan (as amended, restated, supplemented or otherwise modified from time to time, the "2011 Plan") to provide for the grant of stock options to employees (including officers), consultants and non-employee directors of the Company and its subsidiaries. Pursuant to the terms of the 2011 Plan, which was approved by the Company's Board of Directors, the Company was authorized to grant options for the purchase of up to 12,520,407 shares as of December 29, 2016 and 10,780,970 shares as of December 31, 2015. As of December 29, 2016 and December 31, 2015, there were 179,575 and 104,269 options available for grant under the 2011 Plan, respectively.

              Stock options are granted with an exercise price estimated to be greater than or equal to the fair market value on the date of grant. Options granted have vesting provisions ranging from three to five years, and contractual terms of ten years. Stock option grants are generally subject to forfeiture if employment terminates prior to vesting. All options were granted at or above estimated fair market value as authorized by the Company's Board of Directors.

              The fair value of stock option awards granted was estimated using the Black-Scholes pricing model with the following weighted-average assumptions:

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Risk-free interest rate	2.09%	1.93%	1.43%
Expected volatility	46%	49%	40%
Expected life (in years)	6.49	6.92	6.50
Dividend yield	0%	0%	0%

              The Company estimates the volatility of the share price of its common stock by considering the historical volatility of the stock of similar public entities. In determining the appropriateness of the public entities included in the volatility assumption the Company considered a number of factors, including the entity's life cycle stage, growth profile, size, financial leverage and products offered.

              The following summarizes the changes in the number of shares of common stock under option for the following periods:

	Options	Weighted Average Exercise Price	Options Exercisable at End of Year	Weighted Average Exercise Price of Exercisable Options	Weighted Average Fair Value/Share of Options Granted During the Year
Outstanding at December 26, 2013	10,714,356	$4.09	3,471,150	$3.64	—
Granted	748,553	$7.69	—	—	$3.72
Exercised	(201,137)	$3.28	—	—	—
Forfeited or expired	(1,737,506)	$4.06	—	—	—

Outstanding at December 25, 2014	9,524,266	$4.40	4,608,462	$3.85	—
Granted	1,378,355	$8.07	—	—	$4.12
Exercised	(5,149)	$7.69	—	—	—
Forfeited or expired	(437,353)	$7.16	—	—	—

Outstanding at December 31, 2015	10,460,119	$4.77	6,656,524	$4.00	—
Granted	2,025,535	$9.94	—	—	$4.13
Exercised	(145,140)	$3.48	—	—	—
Forfeited or expired	(361,403)	$6.65	—	—	—

Outstanding at December 29, 2016	11,979,111	$5.34	8,151,056	$4.20	—

              The intrinsic value for stock options is defined as the difference between the exercise price and the value of the Company's common stock (on a minority, non-marketable basis). The per share value of the Company's common stock as of December 29, 2016, was $9.99. The intrinsic value of stock options exercised was $942 thousand and $11 thousand for the years ended December 29, 2016 and December 31, 2015, respectively. The aggregate intrinsic value of stock options outstanding as of December 29, 2016, was $55,759 thousand with a weighted-average remaining contractual life of 6.2 years. The aggregate intrinsic value of stock options exercisable as of December 29, 2016, was $47,218 thousand with a weighted-average remaining contractual life of 5.1 years. The Company's total unrecognized compensation cost related to stock-based compensation as of December 29, 2016, was $12,577 thousand, which is expected to be recognized over a weighted average period of 3.9 years.

              On September 30, 2016, in connection with the Special Dividend, the Company declared the Option Payments for certain option holders. A portion of the Option Payments were for unvested options, and option holders are required to repay any amounts related to options that do not vest prior to such option holder's termination of employment. In the event an option holder defaults on such repayment, we will record the amount as additional stock based compensation expense in that reporting period.